Corporate Transactions - Acquisition of Premier (Details) - USD ($) $ in Thousands			12 Months Ended
	Apr. 16, 2021	Apr. 07, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Gain on bargain purchase of Premier (note 5(a))			$ 81,432	$ 0
Gain on bargain purchase related to mineral properties, plant, and equipment			94,400
Gain on bargain purchase related to deferred tax liabilities			$ 13,000
Greenstone Gold Mines LP
Disclosure of detailed information about business combination [line items]
Ownership interest in subsidiary	60.00%	50.00%	60.00%
i-80 Gold Corp.
Disclosure of detailed information about business combination [line items]
Ownership interest in subsidiary		30.00%
Premier
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%
Business combination shares issued (in shares)		0.1967
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		$ 3,200
Acquisition related costs				$ 800
Revenue of acquiree since acquisition date			$ 56,900
Profit of acquiree since acquisition date			7,700
Revenue of combined entity as if combination occurred at beginning of period			1,115,000
Profit of combined entity as if combination occurred at beginning of period			$ 541,000
Premier | Greenstone Gold Mines LP
Disclosure of detailed information about business combination [line items]
Ownership interest in subsidiary		50.00%
Premier | i-80 Gold Corp.
Disclosure of detailed information about business combination [line items]
Ownership interest in subsidiary		30.00%